Dividends (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Dividends
Schedule of dividends

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Dividends unpaid as at January 1, (April 1)	2,592	88	2,183	—
Dividends declared, per share US$2,505 (2020: 403)	50,000	8,062	50,000	4,987
Dividends paid	(50,534)	(8,187)	(50,230)	(4,947)
Effect of foreign exchange rates	(16)	37	89	(40)
Dividends unpaid as at June 30	2,042	—	2,042	—

Dividends
January 1, 2019	—
Dividends declared, per share US$210	4,206
Dividends paid	(4,122)
December 31, 2019	84
January 1, 2020	84
Dividends declared, per share US$2,681	53,614
Dividends paid	(51,683)
Foreign exchange loss	577
December 31, 2020	2,592